Relationships with Related Parties - Summary of Remuneration of Key Management Informations (Detail) € in Thousands										12 Months Ended
	Dec. 11, 2020 shares	Oct. 25, 2019 Warrant	Oct. 26, 2018 Warrant	Jun. 29, 2017 Warrant	Dec. 08, 2016 Warrant	Nov. 05, 2015 Warrant	May 05, 2014 Warrant	May 06, 2013 Warrant	Oct. 29, 2010 Warrant	Dec. 31, 2020 EUR (€) Warrant Member shares	Dec. 31, 2019 EUR (€) Warrant Member shares	Dec. 31, 2018 EUR (€) Member shares
Disclosure of key management personnel compensation [line items]
Number of Executive Committee members | Member										6	6	7
Number of warrants granted	76,000	602,025	426,050	334,400	45,000	353,550	94,400	253,150	61,050	404,525	610,250
Number of warrants lapsed | Warrant										(172,433)	(24,999)
Exercised warrants	561,525						100,000	253,150	61,050	0	0
Key management personnel of entity or parent [member]
Disclosure of key management personnel compensation [line items]
Short term employee benefits										€ 1,349	€ 1,112	€ 740
Post employee benefits										34	26	16
Share-based compensation										1,110	1,005	1,794
Other employment costs										110	75	27
Management fees										1,335	1,789	2,457
Total benefits										€ 3,939	€ 4,006	€ 5,034
Number of warrants granted										131,350	136,500	30,000
Number of warrants lapsed										(20,000)		0
Cumulative outstanding warrants | shares										237,600	295,500	259,000
Exercised warrants												0
Management fees payables										€ 660	€ 0	€ 803